Shareholder Report, Average Annual Return (Details)	3 Months Ended	4 Months Ended	8 Months Ended	10 Months Ended		12 Months Ended	13 Months Ended		14 Months Ended	16 Months Ended		17 Months Ended	18 Months Ended			19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended		24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	30 Months Ended	31 Months Ended	34 Months Ended	42 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000240501
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000261610
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000265508
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000273069
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000246662
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000243953
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000247126
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000256995
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000256996
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000256997
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000256998
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000273082
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000256935
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000256936
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000256937
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000256938
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000256941
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000256942
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000256943
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000256944
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000254075
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000264349
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000264351
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000264350
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000252652
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000252651
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000252654
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000252649
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000249281
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000252653
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000249282
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000249279
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000249280
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000252656
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000252655
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000252650
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000249273
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000249272
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000249274
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000249271
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000250959
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000250958
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000250960
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
C000250961
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
Without Sales Load [Member] | C000240501
Average Annual Return [Line Items]
Average Annual Return, Percent						18.55%																							12.83%
Without Sales Load [Member] | C000261610
Average Annual Return [Line Items]
Average Annual Return, Percent						17.05%	21.63%
Without Sales Load [Member] | C000265508
Average Annual Return [Line Items]
Average Annual Return, Percent			12.90%
Without Sales Load [Member] | C000273069
Average Annual Return [Line Items]
Average Annual Return, Percent		9.92%
Without Sales Load [Member] | C000246662
Average Annual Return [Line Items]
Average Annual Return, Percent						12.11%																					14.82%
Without Sales Load [Member] | C000243953
Average Annual Return [Line Items]
Average Annual Return, Percent						43.95%																						28.65%
Without Sales Load [Member] | C000247126
Average Annual Return [Line Items]
Average Annual Return, Percent						7.97%																				13.35%
Without Sales Load [Member] | C000256995
Average Annual Return [Line Items]
Average Annual Return, Percent						(5.54%)									(1.33%)
Without Sales Load [Member] | C000256996
Average Annual Return [Line Items]
Average Annual Return, Percent						(5.80%)				(0.57%)
Without Sales Load [Member] | C000256997
Average Annual Return [Line Items]
Average Annual Return, Percent						(1.44%)		(0.43%)
Without Sales Load [Member] | C000256998
Average Annual Return [Line Items]
Average Annual Return, Percent				(1.16%)
Without Sales Load [Member] | C000273082
Average Annual Return [Line Items]
Average Annual Return, Percent	1.14%
Without Sales Load [Member] | C000256935
Average Annual Return [Line Items]
Average Annual Return, Percent						(36.96%)							(20.16%)
Without Sales Load [Member] | C000256936
Average Annual Return [Line Items]
Average Annual Return, Percent						(33.76%)				(12.55%)
Without Sales Load [Member] | C000256937
Average Annual Return [Line Items]
Average Annual Return, Percent						(23.50%)		(19.69%)
Without Sales Load [Member] | C000256938
Average Annual Return [Line Items]
Average Annual Return, Percent				(20.83%)
Without Sales Load [Member] | C000256941
Average Annual Return [Line Items]
Average Annual Return, Percent						(25.31%)							(12.65%)
Without Sales Load [Member] | C000256942
Average Annual Return [Line Items]
Average Annual Return, Percent						(24.97%)				(9.98%)
Without Sales Load [Member] | C000256943
Average Annual Return [Line Items]
Average Annual Return, Percent						(12.30%)		(10.09%)
Without Sales Load [Member] | C000256944
Average Annual Return [Line Items]
Average Annual Return, Percent				(11.03%)
Without Sales Load [Member] | C000254075
Average Annual Return [Line Items]
Average Annual Return, Percent						6.01%														6.47%
Without Sales Load [Member] | C000264349
Average Annual Return [Line Items]
Average Annual Return, Percent					(4.60%)
Without Sales Load [Member] | C000264351
Average Annual Return [Line Items]
Average Annual Return, Percent					(29.00%)
Without Sales Load [Member] | C000264350
Average Annual Return [Line Items]
Average Annual Return, Percent					(19.43%)
Without Sales Load [Member] | C000252652
Average Annual Return [Line Items]
Average Annual Return, Percent						6.33%										6.42%
Without Sales Load [Member] | C000252651
Average Annual Return [Line Items]
Average Annual Return, Percent						6.58%								6.39%
Without Sales Load [Member] | C000252654
Average Annual Return [Line Items]
Average Annual Return, Percent						6.33%						6.60%
Without Sales Load [Member] | C000252649
Average Annual Return [Line Items]
Average Annual Return, Percent						6.48%					7.42%
Without Sales Load [Member] | C000249281
Average Annual Return [Line Items]
Average Annual Return, Percent						5.00%																			7.48%
Without Sales Load [Member] | C000252653
Average Annual Return [Line Items]
Average Annual Return, Percent						5.18%			6.13%
Without Sales Load [Member] | C000249282
Average Annual Return [Line Items]
Average Annual Return, Percent						6.25%																	7.52%
Without Sales Load [Member] | C000249279
Average Annual Return [Line Items]
Average Annual Return, Percent						6.45%																7.28%
Without Sales Load [Member] | C000249280
Average Annual Return [Line Items]
Average Annual Return, Percent						6.26%															6.52%
Without Sales Load [Member] | C000252656
Average Annual Return [Line Items]
Average Annual Return, Percent						6.05%													5.84%
Without Sales Load [Member] | C000252655
Average Annual Return [Line Items]
Average Annual Return, Percent						6.21%												6.34%
Without Sales Load [Member] | C000252650
Average Annual Return [Line Items]
Average Annual Return, Percent						7.39%											6.76%
Without Sales Load [Member] | C000249273
Average Annual Return [Line Items]
Average Annual Return, Percent						6.29%						7.00%
Without Sales Load [Member] | C000249272
Average Annual Return [Line Items]
Average Annual Return, Percent						4.56%																		7.45%
Without Sales Load [Member] | C000249274
Average Annual Return [Line Items]
Average Annual Return, Percent						6.40%															7.10%
Without Sales Load [Member] | C000249271
Average Annual Return [Line Items]
Average Annual Return, Percent						6.49%											6.96%
Without Sales Load [Member] | C000250959
Average Annual Return [Line Items]
Average Annual Return, Percent						11.93%										8.45%
Without Sales Load [Member] | C000250958
Average Annual Return [Line Items]
Average Annual Return, Percent						8.71%					9.16%
Without Sales Load [Member] | C000250960
Average Annual Return [Line Items]
Average Annual Return, Percent						7.16%																	6.34%
Without Sales Load [Member] | C000250961
Average Annual Return [Line Items]
Average Annual Return, Percent						12.74%													7.63%
CALAMOS INDEX: MSCI ACWI Index (Total Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Gross Total Return Index
Average Annual Return, Percent						22.59%																							18.62%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Average Annual Return, Percent						19.52%	22.06%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Average Annual Return, Percent			13.66%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Average Annual Return, Percent		6.95%
CALAMOS INDEX: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World Gross Total Return Index
Average Annual Return, Percent						20.80%																					20.37%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.70%																						5.70%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.70%																				3.73%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.70%									4.04%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.70%				2.10%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.70%		2.97%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				0.35%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(1.52%)
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.70%							3.94%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.70%				2.10%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.70%		2.97%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				0.35%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.70%							3.94%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.70%				2.10%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.70%		2.97%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				0.35%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Average Annual Return, Percent						19.52%														20.27%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					(0.17%)
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					(0.17%)
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					(0.17%)
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Average Annual Return, Percent						19.52%										17.94%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Average Annual Return, Percent						19.52%								17.02%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Average Annual Return, Percent						19.52%						19.02%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Average Annual Return, Percent						19.52%					25.65%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Average Annual Return, Percent						19.52%																			20.80%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Average Annual Return, Percent						19.52%			23.95%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Average Annual Return, Percent						19.52%																	17.84%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Average Annual Return, Percent						19.52%																17.96%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Average Annual Return, Percent						19.52%															17.37%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Average Annual Return, Percent						19.52%													16.80%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Average Annual Return, Percent						19.52%												18.28%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Average Annual Return, Percent						19.52%											15.31%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Average Annual Return, Percent						19.52%						19.02%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Average Annual Return, Percent						19.52%																		19.07%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Average Annual Return, Percent						19.52%															17.37%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Total Return Index
Average Annual Return, Percent						19.52%											15.31%
CALAMOS INDEX: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000 Total Return Index
Average Annual Return, Percent						19.57%										17.71%
CALAMOS INDEX: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000 Total Return Index
Average Annual Return, Percent						19.57%					25.65%
CALAMOS INDEX: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000 Total Return Index
Average Annual Return, Percent						19.57%																	17.87%
CALAMOS INDEX: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000 Total Return Index
Average Annual Return, Percent						19.57%													16.64%